Losses and Loss Expenses - Prior Year Development - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	$ (306,630)	$ (255,072)	$ (289,889)
Insurance Segment
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	(65,030)	(99,758)	(102,039)
Insurance Segment | Professional
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	5,763	17,097	75,045
Insurance Segment | Casualty
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	(11,949)	38,414	(21,829)
Insurance Segment | Property
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	25,189	(57,470)	(46,387)
Insurance Segment | Specialty
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	(120,879)	(82,756)	(140,740)
Insurance Segment | Other
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	36,846	(15,043)	31,872
Reinsurance Segment
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	(241,600)	(155,314)	(187,850)
Reinsurance Segment | Casualty
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	(40,100)	(44,300)	(72,200)
Reinsurance Segment | Other
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	(27,800)	(25,700)	21,300
Reinsurance Segment | Property and other short-tail lines
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	(173,754)	(85,324)	(136,912)
Reinsurance Segment | Casualty and other
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	$ (67,846)	$ (69,990)	$ (50,938)